Commitments and Contingencies (Capital Commitments) (Details) (Capital commitments [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Capital commitments [Member]
Long-term Purchase Commitment [Line Items]
Commitments contracted but not yet reflected in consolidated financial statements	$ 84